Other provisions, contingent liabilities and contingent assets (Tables)	12 Months Ended
Dec. 31, 2025
Provisions [abstract]
Disclosure of the movements in long and short term provisions [Table Text Block]

(Million euro)	LITIGATION AND TAXES	REPLACEMENTS AND UPGRADES, IFRIC 12	OTHER LONG- TERM RISKS	TOTAL NON-CURRENT PROVISIONS	SHORT-TERM PROVISIONS	TOTAL
Balance at December 31,2024	182	145	26	353	958	1,311
Scope change and transfers	15	(2)	(4)	9	1	10
CHARGES:	18	71	1	90	117	207
Operating profit (loss)	15	—	1	15	116	131
Net financial income(expense)	3	6	—	9	1	11
Impairment and disposals	—	—	—	—	—	—
Corporate income tax	—	—	—	—	—	—
Fixed asset depreciation	—	65	—	65	—	65
REVERSAL:	(20)	—	(1)	(21)	(64)	(85)
Operating profit (loss)	(9)	—	(1)	(10)	(64)	(74)
Net financial income(expense)	—	—	—	—	—	—
Impairment and disposals	—	—	—	—	—	—
Corporate income tax	(11)	—	—	(11)	—	(11)
Fixed asset depreciation	—	—	—	—	—	—
APPLICATIONS	(4)	(12)	—	(16)	(82)	(98)
Foreign exchange differences	(3)	(18)	—	(21)	—	(21)
Balance at December 31, 2025	188	184	22	395	929	1,324